Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 96.4%
Automobile Components - 4.8%
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (A)	$ 316,000	$ 315,653
8.50%, 05/15/2027 (A)	196,000	197,408
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (A)	287,000	286,154
Dana, Inc.
4.50%, 02/15/2032	377,000	329,397
5.63%, 06/15/2028 (B)	294,000	285,936
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	130,000	126,794
5.00%, 07/15/2029	265,000	249,650
9.50%, 05/31/2025 (C)	149,000	149,422
ZF North America Capital, Inc.
4.75%, 04/29/2025 (A)	150,000	148,296
6.75%, 04/23/2030 (A)	150,000	152,821
7.13%, 04/14/2030 (A)	150,000	155,767
		2,397,298
Automobiles - 1.5%
Ford Motor Credit Co. LLC
6.95%, 03/06/2026	220,000	224,591
7.35%, 11/04/2027	516,000	542,503
		767,094
Banks - 3.5%
Barclays PLC
Fixed until 11/02/2025, 7.33% (D), 11/02/2026	200,000	204,204
Citigroup, Inc.
Fixed until 12/10/2025 (E), 4.00% (D)	258,000	246,915
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (A)	450,000	388,639
Fixed until 11/21/2032, 8.25% (D), 11/21/2033 (A)	200,000	225,514
JPMorgan Chase & Co.
Fixed until 02/01/2025 (E), 4.60% (D)	113,000	112,183
Lloyds Banking Group PLC
Fixed until 08/15/2032, 7.95% (D), 11/15/2033	200,000	228,199
UniCredit SpA
Fixed until 06/30/2030, 5.46% (D), 06/30/2035 (A)	354,000	338,758
		1,744,412
Beverages - 1.1%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	581,000	541,004
Building Products - 3.9%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	567,000	533,670
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	151,000	144,463
6.38%, 06/15/2032 (A)	308,000	312,151
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	$ 119,000	$ 118,334
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	378,000	313,487
9.50%, 08/15/2029 (A)	82,000	81,959
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/2030 (A)	377,000	383,620
6.75%, 07/15/2031 (A)	66,000	67,321
		1,955,005
Capital Markets - 1.3%
ION Trading Technologies SARL
9.50%, 05/30/2029 (A)	200,000	207,783
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	208,000	195,397
4.63%, 11/15/2027 (A)	271,000	264,199
		667,379
Chemicals - 1.0%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	57,000	30,495
Avient Corp.
7.13%, 08/01/2030 (A)	415,000	425,900
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (A)	76,000	28,816
		485,211
Commercial Services & Supplies - 7.4%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	334,000	339,784
Ashtead Capital, Inc.
4.00%, 05/01/2028 (A)	200,000	191,346
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027 (A)	248,000	239,927
8.00%, 02/15/2031 (A)	340,000	336,658
Benteler International AG
10.50%, 05/15/2028 (A)	200,000	212,671
Garda World Security Corp.
4.63%, 02/15/2027 (A)	196,000	188,708
6.00%, 06/01/2029 (A)	76,000	70,419
GFL Environmental, Inc.
6.75%, 01/15/2031 (A)	85,000	87,397
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	366,000	362,840
6.63%, 06/15/2029 (A)	245,000	250,169
Hertz Corp.
4.63%, 12/01/2026 (A)(B)	152,000	113,843
5.00%, 12/01/2029 (A)(B)	390,000	254,623
12.63%, 07/15/2029 (A)(B)	37,000	39,300
Reworld Holding Corp.
5.00%, 09/01/2030	414,000	374,767
Transamerica Funds

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
United Rentals North America, Inc.
3.75%, 01/15/2032	$ 156,000	$ 137,676
4.00%, 07/15/2030	160,000	146,319
6.00%, 12/15/2029 (A)	280,000	284,104
WW International, Inc.
4.50%, 04/15/2029 (A)	244,000	87,352
		3,717,903
Communications Equipment - 0.5%
CommScope LLC
4.75%, 09/01/2029 (A)	207,000	150,075
8.25%, 03/01/2027 (A)	138,000	95,119
		245,194
Construction & Engineering - 4.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	345,000	346,685
Beazer Homes USA, Inc.
7.25%, 10/15/2029	245,000	248,310
7.50%, 03/15/2031 (A)	168,000	170,529
Century Communities, Inc.
6.75%, 06/01/2027	1,172,000	1,178,919
KB Home
7.25%, 07/15/2030	259,000	268,691
Landsea Homes Corp.
8.88%, 04/01/2029 (A)	105,000	105,905
Meritage Homes Corp.
5.13%, 06/06/2027	123,000	122,756
		2,441,795
Construction Materials - 0.7%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (A)	177,000	175,317
8.88%, 11/15/2031 (A)	135,000	145,474
Summit Materials LLC/Summit Materials Finance Corp.
7.25%, 01/15/2031 (A)	50,000	52,132
		372,923
Containers & Packaging - 4.9%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A)(F)	200,000	50,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026 (A)(B)	200,000	169,138
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (A)	243,000	239,934
5.38%, 01/15/2028 (A)	260,000	251,954
Graphic Packaging International LLC
3.50%, 03/01/2029 (A)	280,000	254,777
3.75%, 02/01/2030 (A)	156,000	141,616
6.38%, 07/15/2032 (A)	190,000	192,158
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	71,000	73,122
9.25%, 04/15/2027 (A)	35,000	35,038
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031 (A)(B)	$ 65,000	$ 64,120
7.38%, 06/01/2032 (A)	107,000	105,777
Sealed Air Corp.
5.13%, 12/01/2024 (A)	253,000	252,582
6.50%, 07/15/2032 (A)	75,000	76,000
6.88%, 07/15/2033 (A)	150,000	157,837
Sealed Air Corp./Sealed Air Corp. US
7.25%, 02/15/2031 (A)	170,000	176,992
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	200,000	195,867
		2,437,412
Diversified REITs - 1.7%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	459,000	438,029
3.75%, 09/15/2030 (A)(B)	139,000	121,956
8.00%, 06/15/2027 (A)	150,000	156,853
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (A)	157,000	146,602
		863,440
Electric Utilities - 1.9%
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	994,000	937,921
Electrical Equipment - 1.6%
Energizer Holdings, Inc.
6.50%, 12/31/2027 (A)(B)	488,000	490,468
WESCO Distribution, Inc.
6.38%, 03/15/2029 (A)	261,000	264,477
6.63%, 03/15/2032 (A)	45,000	45,845
		800,790
Electronic Equipment, Instruments & Components - 1.0%
EquipmentShare.com, Inc.
8.63%, 05/15/2032 (A)	70,000	72,683
9.00%, 05/15/2028 (A)	142,000	146,094
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	319,000	296,552
		515,329
Energy Equipment & Services - 0.8%
Sunnova Energy Corp.
5.88%, 09/01/2026 (A)(B)	86,000	71,122
11.75%, 10/01/2028 (A)	431,000	337,608
		408,730
Financial Services - 1.1%
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029 (A)	400,000	423,182
PennyMac Financial Services, Inc.
7.13%, 11/15/2030 (A)	47,000	47,360
United Wholesale Mortgage LLC
5.50%, 04/15/2029 (A)	87,000	83,919
		554,461
Transamerica Funds

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 4.0%
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)	$ 389,000	$ 403,183
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A)	497,000	488,833
6.00%, 06/15/2030 (A)	227,000	225,242
Kraft Heinz Foods Co.
3.88%, 05/15/2027	77,000	75,355
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	621,000	578,368
5.63%, 01/15/2028 (A)	238,000	235,232
		2,006,213
Health Care Equipment & Supplies - 1.2%
Kedrion SpA
6.50%, 09/01/2029 (A)	286,000	264,170
Medline Borrower LP
3.88%, 04/01/2029 (A)	203,000	189,292
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 04/01/2029 (A)	168,000	171,474
		624,936
Health Care Providers & Services - 6.4%
AdaptHealth LLC
5.13%, 03/01/2030 (A)	110,000	98,311
6.13%, 08/01/2028 (A)	240,000	233,894
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A)	280,000	259,032
4.00%, 03/15/2031 (A)	52,000	47,251
CHS/Community Health Systems, Inc.
10.88%, 01/15/2032 (A)	284,000	305,009
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032 (A)	30,000	30,938
DaVita, Inc.
4.63%, 06/01/2030 (A)	247,000	225,920
Encompass Health Corp.
4.50%, 02/01/2028	217,000	209,681
4.63%, 04/01/2031	5,000	4,660
4.75%, 02/01/2030	280,000	266,806
HCA, Inc.
5.88%, 02/15/2026	166,000	166,912
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028 (A)	367,000	390,855
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	197,000	187,339
Surgery Center Holdings, Inc.
7.25%, 04/15/2032 (A)(B)	140,000	144,539
Tenet Healthcare Corp.
4.25%, 06/01/2029	195,000	183,923
5.13%, 11/01/2027	178,000	175,020
6.13%, 06/15/2030	161,000	161,547
6.25%, 02/01/2027	117,000	117,171
		3,208,808
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotel & Resort REITs - 0.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	$ 174,000	$ 172,260
7.00%, 02/01/2030 (A)	195,000	198,583
		370,843
Hotels, Restaurants & Leisure - 5.4%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030 (A)	238,000	211,847
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	541,000	512,209
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	505,000	487,791
5.88%, 04/01/2029 (A)	120,000	120,825
6.13%, 04/01/2032 (A)	65,000	65,661
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (A)	406,000	365,423
5.00%, 06/01/2029 (A)	214,000	201,255
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	170,000	158,013
6.60%, 10/01/2025	383,000	386,217
Vail Resorts, Inc.
6.50%, 05/15/2032 (A)	218,000	222,866
		2,732,107
Household Durables - 0.8%
Newell Brands, Inc.
4.88%, 06/01/2025	398,000	395,573
Household Products - 0.4%
Central Garden & Pet Co.
4.13%, 04/30/2031 (A)	233,000	207,025
Independent Power & Renewable Electricity Producers - 1.6%
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	170,000	150,563
4.75%, 03/15/2028 (A)	658,000	631,414
		781,977
Insurance - 3.3%
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	400,000	395,220
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (D), 10/15/2051 (A)	119,000	111,466
7.95%, 06/15/2033 (A)	176,000	196,395
Fixed Until 07/15/2029, 7.95% (D), 10/15/2054 (A)	125,000	126,816
Hartford Financial Services Group, Inc.
3-Month Term SOFR + 2.39%, 7.71% (D), 02/12/2067 (A)	301,000	270,853
HUB International Ltd.
7.25%, 06/15/2030 (A)	90,000	92,816
7.38%, 01/31/2032 (A)	50,000	51,380
Transamerica Funds

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 7.95% (D), 05/17/2066	$ 243,000	$ 196,739
Panther Escrow Issuer LLC
7.13%, 06/01/2031 (A)	216,000	221,653
		1,663,338
Internet & Catalog Retail - 0.8%
Uber Technologies, Inc.
6.25%, 01/15/2028 (A)	70,000	70,600
8.00%, 11/01/2026 (A)	310,000	311,279
		381,879
IT Services - 0.4%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (A)	231,000	218,985
Leisure Products - 0.9%
Amer Sports Co.
6.75%, 02/16/2031 (A)	461,000	457,830
Machinery - 4.1%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	623,000	610,385
6.38%, 06/15/2030 (A)	31,000	31,235
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	193,000	200,770
GrafTech Global Enterprises, Inc.
9.88%, 12/15/2028 (A)(B)	60,000	46,396
Madison IAQ LLC
4.13%, 06/30/2028 (A)	103,000	96,233
5.88%, 06/30/2029 (A)	430,000	402,467
SPX Flow, Inc.
8.75%, 04/01/2030 (A)	233,000	242,772
Wabash National Corp.
4.50%, 10/15/2028 (A)	445,000	403,809
		2,034,067
Media - 8.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (A)	147,000	123,509
4.50%, 06/01/2033 (A)	40,000	32,793
4.75%, 02/01/2032 (A)	356,000	304,460
5.00%, 02/01/2028 (A)	52,000	49,460
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)	46,000	39,426
7.75%, 04/15/2028 (A)(B)	69,000	60,973
9.00%, 09/15/2028 (A)	286,000	303,744
CSC Holdings LLC
4.50%, 11/15/2031 (A)	418,000	288,389
5.75%, 01/15/2030 (A)	501,000	201,927
Gray Television, Inc.
4.75%, 10/15/2030 (A)	296,000	196,246
5.38%, 11/15/2031 (A)	376,000	240,904
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
iHeartCommunications, Inc.
6.38%, 05/01/2026 (B)	$ 371,178	$ 313,851
8.38%, 05/01/2027	283,000	115,516
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)(B)	400,000	332,862
6.75%, 10/15/2027 (A)	180,000	167,742
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (A)	60,000	56,999
4.13%, 07/01/2030 (A)	355,000	308,517
TEGNA, Inc.
4.63%, 03/15/2028	399,000	365,647
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	245,000	243,647
8.00%, 08/15/2028 (A)	72,000	72,360
8.50%, 07/31/2031 (A)	165,000	163,218
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	474,000	415,316
		4,397,506
Metals & Mining - 4.0%
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032 (A)	185,000	185,701
Enviri Corp.
5.75%, 07/31/2027 (A)	609,000	590,954
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	167,000	169,227
8.50%, 05/01/2030 (A)	140,000	145,929
9.25%, 10/01/2028 (A)	26,000	27,613
New Gold, Inc.
7.50%, 07/15/2027 (A)	387,000	391,561
Novelis Corp.
3.25%, 11/15/2026 (A)	42,000	39,948
4.75%, 01/30/2030 (A)	466,000	439,300
		1,990,233
Mortgage Real Estate Investment Trusts - 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/01/2025 (A)	127,000	126,328
7.00%, 07/15/2031 (A)	59,000	60,312
		186,640
Paper & Forest Products - 0.6%
Glatfelter Corp.
4.75%, 11/15/2029 (A)	387,000	327,953
Personal Care Products - 0.6%
Coty, Inc.
5.00%, 04/15/2026 (A)	221,000	218,642
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 07/15/2030 (A)	86,000	88,315
		306,957
Pharmaceuticals - 0.9%
Grifols SA
4.75%, 10/15/2028 (A)	262,000	238,681
Transamerica Funds

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co- Issuer BV
5.13%, 04/30/2031 (A)	$ 212,000	$ 194,980
		433,661
Real Estate Management & Development - 0.5%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)	73,000	73,068
8.88%, 09/01/2031 (A)	144,000	154,867
		227,935
Software - 1.4%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	36,000	32,295
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75%, 05/01/2029 (A)	200,000	206,489
MSCI, Inc.
3.63%, 09/01/2030 (A)	232,000	211,822
Rackspace Finance LLC
3.50%, 05/15/2028 (A)	42,585	18,443
UKG, Inc.
6.88%, 02/01/2031 (A)	237,000	243,597
		712,646
Specialized REITs - 2.2%
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	15,000	13,785
5.25%, 03/15/2028 (A)	684,000	669,365
7.00%, 02/15/2029 (A)	16,000	16,436
SBA Communications Corp.
3.13%, 02/01/2029	465,000	420,691
		1,120,277
Specialty Retail - 0.2%
Bath & Body Works, Inc.
6.88%, 11/01/2035	120,000	121,561
Technology Hardware, Storage & Peripherals - 2.0%
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	75,000	71,492
5.13%, 04/15/2029 (A)	267,000	254,736
5.25%, 10/01/2030 (A)	9,000	8,440
Western Digital Corp.
4.75%, 02/15/2026	686,000	674,014
		1,008,682
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 1.2%
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031 (A)	$ 691,000	$ 593,364
Total Corporate Debt Securities (Cost $47,982,992)		48,364,297
LOAN ASSIGNMENT - 0.2%
Containers & Packaging - 0.2%
Trident TPI Holdings, Inc. Term Loan B6, 3-Month Term SOFR + 4.00%, 9.33% (D), 09/15/2028	77,317	77,695
Total Loan Assignment (Cost $75,537)		77,695

	Shares	Value
OTHER INVESTMENT COMPANY - 3.8%
Securities Lending Collateral - 3.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (G)	1,916,113	1,916,113
Total Other Investment Company (Cost $1,916,113)		1,916,113

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp., 2.50% (G), dated 07/31/2024, to be repurchased at $1,253,249 on 08/01/2024. Collateralized by a U.S. Government Obligation, 5.00%, due 09/30/2025, and with a value of $1,278,303.	$ 1,253,162	1,253,162
Total Repurchase Agreement (Cost $1,253,162)		1,253,162
Total Investments (Cost $51,227,804)		51,611,267
Net Other Assets (Liabilities) - (2.9)%		(1,458,368)
Net Assets - 100.0%		$ 50,152,899
Transamerica Funds

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$48,364,297	$—	$48,364,297
Loan Assignment	—	77,695	—	77,695
Other Investment Company	1,916,113	—	—	1,916,113
Repurchase Agreement	—	1,253,162	—	1,253,162
Total Investments	$1,916,113	$49,695,154	$—	$51,611,267
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $38,316,095, representing 76.4% of the
Fund's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $2,207,539, collateralized by cash collateral of $1,916,113 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $338,348. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Restricted security. At July 31, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Goodyear Tire & Rubber Co. 9.50%, 05/31/2025	07/31/2020 - 01/09/2024	$153,042	$149,422	0.3%

(D)
Floating or variable rate security. The rate disclosed is as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(G)	Rate disclosed reflects the yield at July 31, 2024.
(H)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica High Yield ESG

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica High Yield ESG (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds

Transamerica High Yield ESG

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds